Note 7 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2018	$352
2019	341
2020	332
2021	321
2022	309
Thereafter	1,094
Total	$2,749